Share capital	12 Months Ended
Dec. 31, 2022
Share capital.
Share capital

24 Share capital

		Allotted, called-up and fully paid
	2022	2021	2020
	$m	$m	$m
Issued Ordinary Shares ($0.25 each)	387	387	328
Redeemable Preference Shares (£1 each – £50,000)	–	–	–
At 31 December	387	387	328

The Redeemable Preference Shares carry limited class voting rights and no dividend rights. This class of shares is capable of redemption at par at the option of the Company on the giving of seven days’ written notice to the registered holder of the shares.

The Company does not have a limited amount of authorised share capital.

The movements in the number of Ordinary Shares during the year can be summarised as follows:

			No. of shares
	2022	2021	2020
At 1 January	1,549,400,665	1,312,668,724	1,312,137,976
Issue of share capital (business combinations)	–	236,321,411	–
Issue of shares (share schemes)	399,365	410,530	530,748
At 31 December	1,549,800,030	1,549,400,665	1,312,668,724

Share issues

Issue of share capital (business combinations) represents share capital issued as part of the acquisition of Alexion (see Note 27).

Share repurchases

No Ordinary Shares were repurchased by the Company in 2022 (2021: nil; 2020: nil).

Shares held by subsidiaries

No shares in the Company were held by subsidiaries in any year.